Long-Term and Other Debt - Notes (Details) - USD ($)			12 Months Ended
	Nov. 21, 2014	Jun. 04, 2014	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument
Debt discount capitalized			$ 26,300,000	$ 31,300,000
Senior subordinated notes due in 2021
Debt Instrument
Debt discount capitalized			$ 2,400,000
Senior subordinated notes | Senior subordinated notes, due in 2018
Debt Instrument
Debt Instrument, interest rate, stated percentage			8.125%
Debt discount capitalized			$ 0	0
Senior subordinated notes | Senior subordinated notes, due in 2018 | Redemption period two
Debt Instrument
Redemption price percentage			101.00%
Senior subordinated notes | Senior subordinated notes, due in 2018 | Redemption period three
Debt Instrument
Redemption price percentage			100.00%
Senior subordinated notes | Senior subordinated notes due 2020
Debt Instrument
Debt Instrument, interest rate, stated percentage			6.25%
Debt discount capitalized			$ 0	0
Senior subordinated notes | Senior subordinated notes due 2020 | Redemption period two
Debt Instrument
Redemption price percentage			101.00%
Senior subordinated notes | Senior subordinated notes due 2020 | Redemption period three
Debt Instrument
Redemption price percentage			100.00%
Senior subordinated notes | Senior subordinated notes due in 2021
Debt Instrument
Debt Instrument, interest rate, stated percentage			6.625%
Debt discount recorded			$ 9,700,000
Debt amount		$ 350,000,000.0
Debt instrument price percentage of principal amount		99.321%
Capitalized costs during period		$ 7,300,000
Debt discount capitalized			$ 1,800,000	2,200,000
Senior subordinated notes | Senior subordinated notes due in 2021 | Redemption period one
Debt Instrument
Redemption price percentage			100.00%
Senior subordinated notes | Senior subordinated notes due in 2021 | Redemption period three
Debt Instrument
Redemption price percentage			101.00%
Senior subordinated notes | Senior subordinated notes due in 2021 | Redemption period three
Debt Instrument
Redemption price percentage			100.00%
Senior subordinated notes | Unsecured Notes
Debt Instrument
Debt Instrument, interest rate, stated percentage			10.00%
Debt amount	$ 2,200,000,000
Capitalized costs during period	48,900,000
Debt discount capitalized			$ 0	0
Senior subordinated notes | Unsecured Notes | Redemption period one
Debt Instrument
Redemption price percentage			100.00%
Senior subordinated notes | Unsecured Notes | Redemption period three
Debt Instrument
Redemption price percentage			101.00%
Senior subordinated notes | Unsecured Notes | Redemption period three
Debt Instrument
Redemption price percentage			100.00%
Senior subordinated notes | Secured Notes
Debt Instrument
Debt Instrument, interest rate, stated percentage			7.00%
Debt amount	950,000,000.0
Capitalized costs during period	$ 19,500,000
Debt discount capitalized			$ 0	$ 0
Senior subordinated notes | Secured Notes | Redemption period one
Debt Instrument
Redemption price percentage			100.00%
Senior subordinated notes | Secured Notes | Redemption period three
Debt Instrument
Redemption price percentage			101.00%
Senior subordinated notes | Secured Notes | Redemption period three
Debt Instrument
Redemption price percentage			100.00%